Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies:
(a)Operating leases:
As at December 31, 2023, the commitment under operating leases for vessels is $419,935,000 for 2024 to 2029 and for other leases is $6,011,000 for 2024 to 2031. Total commitments under these leases are as follows:

2024	$104.9
2025	107.1
2026	106.0
2027	76.0
2028	25.1
Thereafter	6.8
$425.9
For operating leases indexed to benchmark rates, commitments under these leases are calculated using the benchmark rate in place as at December 31, 2023 for the Company.
(b)Vessels under construction:
As at December 31, 2023, the Company had entered into agreements to acquire 40 vessels (December 31, 2022 – 58 vessels). The Company has outstanding commitments for the remaining installment payments as follows:

2024	$2,661.0
2025	11.9
2026	142.4
2027	271.8
Total	$3,087.1

In October 2023, the Company entered into shipbuilding contracts for the construction of eight 10,800 CEU dual-fuel liquefied natural gas PCTC newbuilds. Of the eight shipbuilding contracts, two were novated to a customer in February 2024. In relation to two of the remaining six newbuilds, the Company provided an option to the customer to novate the shipbuilding contracts in respect of such newbuilds or enter into a long term charter with the Company upon delivery of such newbuilds to the Company, and in February 2024, the customer decided to novate the contracts. The above table includes commitments relating to the four vessels that the Company will acquire and excludes the vessels that were novated in February 2024.
(c)Letter of credit:
As at December 31, 2023, the Company has no amounts outstanding on its letters in support of its mobile power generation business (December 31, 2022 – $10,350,000)